SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2024
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION	SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION
a)Statement of compliance
The interim condensed consolidated financial statements of the partnership and its subsidiaries have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). Accordingly, certain information and footnote disclosures normally included in the consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, have been omitted or condensed.

These condensed consolidated financial statements as of and for the three and six months ended June 30, 2024 were approved and authorized for issue by the Board of Directors of the partnership on August 9, 2024.
b)Basis of presentation
The interim condensed consolidated financial statements are prepared using the same accounting policies and methods as those used in the consolidated financial statements for the year ended December 31, 2023, except as disclosed below. Consequently, the information included in these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and accompanying notes included in the partnership’s annual report on Form 20-F for the year ended December 31, 2023. The interim condensed consolidated financial statements are unaudited and reflect all adjustments (consisting of normal recurring adjustments) which are, in the opinion of management, necessary for a fair statement of results for the interim periods presented in accordance with IFRS as issued by the IASB. The results reported in these interim condensed consolidated financial statements should not necessarily be regarded as indicative of results that may be expected for the entire year.

The interim condensed consolidated financial statements are prepared on a going concern basis and have been presented in U.S. Dollars rounded to the nearest million unless otherwise indicated.

c)Adoption of accounting standards
i.Classification of Liabilities as Current or Non-Current, Amendments to IAS 1 (“IAS 1 Amendments”)
The partnership adopted the IAS 1 Amendments as of January 1, 2024, its mandatory effective date. The IAS 1 Amendments affect only the presentation of liabilities as current or non-current in the consolidated balance sheets and not the amount or timing of recognition of any asset, liability, income or expense.

The IAS 1 Amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether the partnership will exercise its right to defer settlement of a liability, explain that rights are in existence if an entity complies with any covenants with which it is required to comply on or before the end of the reporting period, explain that the requirement to comply with any covenants after the reporting period is not considered in the classification as current or non-current, and introduces a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The partnership has applied the IAS 1 Amendments retrospectively and the December 31, 2023 comparative period has been restated with $13.3 billion of current liabilities being classified as non-current liabilities. This is on the basis of extension options giving the partnership substantive existing rights to defer settlement by twelve months as at December 31, 2023. Prior to the amendments being applied, the extension options had not been included in the assessment of classification as current or non-current as the partnership’s rights to defer settlement of these liabilities are not unconditional.

For the partnership’s equity accounted investments, the IAS 1 Amendments are also applied to the underlying results for the summarized financial information disclosed in Note 4. The December 31, 2023 comparative period has been restated with $3.2 billion of current liabilities being restated as non-current liabilities.

The loan agreements for certain of these non-current liabilities have financial covenants, such as minimum debt yield and maximum loan to value, which must be met periodically, and/or are a condition of extension within twelve months of the reporting period.
d)Future accounting policies
The partnership is currently assessing the impact of IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024. IFRS 18 will replace IAS 1 and will be effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 18 sets out significant new requirements for the presentation of financial statements with a particular focus on the income statement, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, and disclosures related to management-defined performance measures.

The partnership is also currently assessing the impact of Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7, issued by the IASB in May 2024. The Amendments will be effective for annual reporting periods beginning on or after January 1, 2026. The Amendments clarify the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer, clarify the requirements for assessing contractual cash flow characteristics of financial assets and clarify the characteristics of non-recourse loans and contractually linked instruments.

e)Critical judgments and estimates in applying accounting policies
The preparation of the partnership’s interim condensed consolidated financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the partnership’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Summary of Material Accounting Policies in the partnership’s consolidated financial statements for the year ended December 31, 2023 and have been consistently applied in the preparation of the interim condensed consolidated financial statements as of and for the three and six months ended June 30, 2024.